UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Nasdaq Composite Index® ETF Fidelity® Nasdaq Composite Index® ETF : ONEQ Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® ETF for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® ETF	$ 23	0.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, information technology gained about 28% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped, gaining 42% and benefiting from the media & entertainment industry (+46%). The consumer discretionary sector rose approximately 11%. Other contributors included the health care (+16%), utilities (+30%) and financials (+2%) sectors.
•In contrast, industrials returned about -6% and detracted most. This group was hampered by the commercial & professional services industry (-18%). Real estate (-15%), hampered by the equity real estate investment trusts industry (-18%), and consumer staples (-4%) also hurt. Other detractors included the materials (-5%) and energy (-4%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+89%), from the media & entertainment category. Broadcom (+151%) and NVIDIA (+28%), within the semiconductors & semiconductor equipment category, boosted the fund. In technology hardware & equipment, Apple (+18%) contributed. Lastly, in software & services, Microsoft (+17%) also boosted the fund.
•Conversely, the biggest detractor was Adobe (-38%), from the software & services category. From the same category, Strategy returned roughly -54% and hindered the fund. Comcast (-36%) and Trade Desk (-69%), from the media & entertainment industry, detracted. Lastly, T-Mobile US (-14%), a stock in the telecommunication services category, also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Nasdaq Composite Index® ETF - NAV	22.20%	14.98%	17.56%
Nasdaq Composite Index®	22.38%	14.73%	17.48%
S&P 500® Index	15.00%	15.28%	14.63%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$9,330,221,718
Number of Holdings	1,025
Total Advisory Fee	$16,708,466
Portfolio Turnover	5%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.4
Communication Services	16.3
Consumer Discretionary	13.6
Health Care	5.8
Financials	3.6
Industrials	3.6
Consumer Staples	2.8
Utilities	0.9
Materials	0.7
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Canada - 0.9
Netherlands - 0.6
China - 0.6
Brazil - 0.4
Israel - 0.3
United Kingdom - 0.3
Hong Kong - 0.1
Switzerland - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.3
Apple Inc	10.7
Microsoft Corp	9.6
Amazon.com Inc	6.5
Broadcom Inc	5.0
Alphabet Inc Class A	4.9
Alphabet Inc Class C	4.6
Meta Platforms Inc Class A	3.6
Tesla Inc	3.6
Netflix Inc	1.2
61.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914109.101    1283-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index ETF (the “Fund”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$50,000	$-	$6,000	$800

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$48,800	$-	$12,300	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,758,400	$15,304,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of October 31, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas Kennedy, Karen Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® ETF

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Nasdaq Composite Index® ETF
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	14,956	801,193
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	65,857	3,148,623
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	27,241	556,261
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	26,625	303,791
Liberty Global Ltd Class C (b)(c)	60,289	692,118

TOTAL BELGIUM		995,909
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (c)	12,256	25,391,736
Diversified Consumer Services - 0.0%
Afya Ltd Class A (b)	24,013	363,557
TOTAL CONSUMER DISCRETIONARY		25,755,293

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	102,547	932,152
Capital Markets - 0.0%
XP Inc Class A	104,603	2,061,725
Financial Services - 0.0%
StoneCo Ltd Class A (c)	85,662	1,443,405
TOTAL FINANCIALS		4,437,282

TOTAL BRAZIL		30,192,575
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	25,058	925,893
CANADA - 0.9%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (c)	44,142	711,569
Xenon Pharmaceuticals Inc (c)	38,780	1,734,242
		2,445,811
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	140,758	525,027
Pharmaceuticals - 0.0%
Tilray Brands Inc Class 2 (b)(c)	483,434	393,032
TOTAL HEALTH CARE		3,363,870

Industrials - 0.2%
Professional Services - 0.2%
Thomson Reuters Corp (United States) (b)	109,526	14,833,106
Information Technology - 0.7%
IT Services - 0.6%
Shopify Inc Class A (United States) (c)	296,313	47,007,095
Software - 0.1%
Bitfarms Ltd/Canada (United States) (b)(c)	209,060	727,529
Descartes Systems Group Inc/The (United States) (c)	20,510	1,690,434
Hut 8 Corp (United States) (c)	28,937	1,302,165
Open Text Corp (United States) (b)	61,823	2,079,726
		5,799,854
TOTAL INFORMATION TECHNOLOGY		52,806,949

Materials - 0.0%
Chemicals - 0.0%
Methanex Corp (United States) (b)	21,604	769,318
Metals & Mining - 0.0%
Ssr Mining Inc (United States) (c)	55,655	1,295,649
Tmc The Metals CO Inc Class A (b)(c)	116,913	813,714
		2,109,363
TOTAL MATERIALS		2,878,681

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	11,092	1,597,137
FirstService Corp Subordinate Voting Shares (United States)	9,091	1,425,923
		3,023,060
TOTAL CANADA		76,905,666
CHINA - 0.6%
Communication Services - 0.2%
Entertainment - 0.0%
iQIYI Inc Class A ADR (b)(c)	208,354	456,295
Netease Inc ADR	21,654	2,989,335
		3,445,630
Interactive Media & Services - 0.2%
Baidu Inc Class A ADR (c)	33,274	3,889,399
Bilibili Inc ADR (b)(c)	31,489	837,922
Hello Group Inc Class A ADR	59,829	416,410
JOYY Inc Class A ADR	17,346	1,094,880
Weibo Corp Class A ADR (b)	39,679	394,409
		6,633,020
TOTAL COMMUNICATION SERVICES		10,078,650

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
WeRide Inc ADR (b)(c)	72,037	593,585
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	53,564	985,042
Broadline Retail - 0.3%
JD.com Inc ADR	118,325	3,529,635
PDD Holdings Inc Class A ADR (c)	162,193	18,827,364
		22,356,999
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	27,189	1,043,242
H World Group Ltd ADR	35,582	1,640,330
Trip.com Group Ltd ADR	65,622	4,588,290
		7,271,862
TOTAL CONSUMER DISCRETIONARY		31,207,488

Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	42,171	371,948
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	34,268	669,254
TOTAL FINANCIALS		1,041,202

Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (c)	20,138	411,017
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	19,827	152,667
TOTAL HEALTH CARE		563,684

Industrials - 0.0%
Professional Services - 0.0%
Kanzhun Ltd ADR	89,692	1,982,193
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	29,024	985,945
Vnet Group Inc Class A ADR (c)	54,480	487,051
		1,472,996
TOTAL CHINA		46,346,213
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (c)	9,573	663,313
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	14,341	3,045,025
Genmab A/S ADR (b)(c)	13,841	447,894

TOTAL DENMARK		3,492,919
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	16,536	328,736
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	14,161	1,767,718
Clementia Pharmaceuticals Inc rights (c)(d)	20,215	0
		1,767,718
TOTAL FRANCE		2,096,454
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	25,430	2,623,105
CureVac NV (c)	90,286	495,670
		3,118,775
Pharmaceuticals - 0.0%
Atai Beckley NV (b)(c)	98,696	383,927
TOTAL GERMANY		3,502,702
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (b)	105,963	988,635
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	89,689	121,977
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,110,612
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp (b)	31,141	619,706
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	41,170	2,184,892
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
QMMM Holdings Ltd Class A (c)(d)	11,212	1,338,713
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
SuperX AI Technology Ltd (b)(c)	7,817	235,526
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	72,722	662,498
TOTAL CONSUMER DISCRETIONARY		898,024

Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	24,694	4,189,584
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	120,861	1,393,527
Information Technology - 0.0%
Software - 0.0%
Diginex Ltd (b)(c)	46,241	534,083
TOTAL HONG KONG		8,353,931
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	21,395	1,527,389
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	90,489	688,621
TOTAL INDIA		2,216,010
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)	88,788	907,413
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	8,967	617,378
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	137,169	559,650
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	45,270	535,091
Broadline Retail - 0.0%
Global-e Online Ltd (b)(c)	42,964	1,736,605
TOTAL CONSUMER DISCRETIONARY		2,271,696

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	10,730	464,180
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	10,931	458,774
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States)	11,509	5,406,813
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)(c)	13,330	593,851
IT Services - 0.0%
Wix.com Ltd (c)	13,791	1,319,937
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	12,209	1,285,547
Nova Ltd (c)	7,441	2,327,842
Tower Semiconductor Ltd (United States) (c)	28,948	3,129,568
		6,742,957
Software - 0.1%
Cellebrite DI Ltd (c)	63,510	1,070,779
Check Point Software Technologies Ltd (b)(c)	26,864	5,017,389
Magic Software Enterprises Ltd (b)	25,770	594,771
Nice Ltd ADR (c)	12,237	1,297,979
Radware Ltd (c)	27,153	622,890
Sapiens International Corp NV	18,504	800,668
		9,404,476
TOTAL INFORMATION TECHNOLOGY		18,061,221

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	35,160	1,407,103
TOTAL ISRAEL		28,629,437
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,984	3,747,709
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	218,164	1
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	49,122	1,311,066
TOTAL JAPAN		1,311,067
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	9,257	222,631
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	17,474	2,304,820
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (c)	48,634	3,759,895
TOTAL KAZAKHSTAN		6,064,715
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)(c)	39,564	550,335
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	66,552	339,415
NETHERLANDS - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	7,600	6,931,048
Merus NV (c)	20,517	1,972,504
Newamsterdam Pharma Co NV (b)(c)	33,975	1,403,168
		10,306,720
Pharmaceuticals - 0.0%
Pharvaris NV (c)	29,876	847,881
TOTAL HEALTH CARE		11,154,601

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	20,108	21,314,480
NXP Semiconductors NV	61,518	11,992,319
		33,306,799
Software - 0.0%
Nebius Group NV Class A (b)(c)	49,053	4,653,658
TOTAL INFORMATION TECHNOLOGY		37,960,457

TOTAL NETHERLANDS		49,115,058
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	13,295	709,820
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)(c)	95,785	838,119
Financials - 0.0%
Banks - 0.0%
Popular Inc	6,659	763,854
TOTAL PUERTO RICO		1,601,973
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	793,503	4,324,592
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	23,549	1,062,295
TOTAL SINGAPORE		5,386,887
SOUTH AFRICA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	10,791	485,919
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	45,842	405,702
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	65,700	630,720
TOTAL SWEDEN		630,720
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	45,501	752,132
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	29,195	625,064
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	27,795	1,486,199
Health Care Technology - 0.0%
Sophia Genetics SA (c)	51,557	253,660
TOTAL HEALTH CARE		1,739,859

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	37,423	4,218,695
TOTAL SWITZERLAND		7,335,750
TAIWAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (b)	9,150	75,488
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	18,172	494,278
Pharmaceuticals - 0.0%
YD Bio Ltd (b)	21,017	242,326
TOTAL HEALTH CARE		736,604

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Silicon Motion Technology Corp ADR	9,889	879,725
TOTAL TAIWAN		1,691,817
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)	86,250	1,222,163
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	120,339	1,500,627
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC (b)	109,622	10,051,241
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC (b)	21,717	755,534
Health Care - 0.2%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (c)	20,117	794,622
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	139,910	12,972,456
Astrazeneca PLC rights (c)(d)	21,510	0
CinCor Pharma Inc rights (c)(d)	12,042	0
Indivior PLC (c)	37,686	1,266,250
		14,238,706
TOTAL HEALTH CARE		15,033,328

TOTAL UNITED KINGDOM		27,340,730
UNITED STATES - 96.3%
Communication Services - 16.1%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	67,995	3,821,319
Cogent Communications Holdings Inc	21,727	414,551
Frontier Communications Parent Inc (c)	29,074	1,102,486
GCI Liberty Inc/DEL Class A (c)(d)	18,738	0
Globalstar Inc (b)(c)	30,926	1,878,755
Iridium Communications Inc (b)	38,990	639,436
Shenandoah Telecommunications Co (b)	62,356	681,551
Uniti Group Inc (b)(c)	59,562	379,410
		8,917,508
Entertainment - 1.7%
Atlanta Braves Holdings Inc Class C (c)	18,309	728,698
Electronic Arts Inc	59,846	12,090,687
Liberty Media Corp-Liberty Formula One Class C (c)	59,188	5,680,864
Liberty Media Corp-Liberty Live Class A (c)	10,091	776,200
Liberty Media Corp-Liberty Live Class C (c)	12,957	1,026,324
Netflix Inc (c)	1,029,332	110,735,537
Playtika Holding Corp	104,660	423,873
Roku Inc Class A (c)	33,366	3,229,495
Take-Two Interactive Software Inc (c)	46,198	11,367,942
Warner Bros Discovery Inc (c)	607,016	14,568,384
Warner Music Group Corp Class A	37,082	1,047,196
		161,675,200
Interactive Media & Services - 13.1%
Alphabet Inc Class A	1,409,351	451,246,004
Alphabet Inc Class C	1,315,812	421,217,737
Cargurus Inc Class A (c)	22,593	797,081
IAC Inc Class A (b)(c)	21,457	752,497
Match Group Inc	60,071	2,000,965
Meta Platforms Inc Class A	524,426	339,801,827
Rumble Inc Class A (b)(c)	54,706	370,360
TripAdvisor Inc Class A (b)	33,566	499,126
Trump Media & Technology Group Corp (b)(c)	57,413	662,546
Ziff Davis Inc (c)	16,368	537,198
ZoomInfo Technologies Inc (c)	94,644	938,868
		1,218,824,209
Media - 0.6%
Advantage Solutions Inc Class A (c)	171,304	162,670
Charter Communications Inc Class A (b)(c)	33,370	6,678,004
Comcast Corp Class A	894,530	23,875,007
comScore Inc (c)	11,581	79,909
EchoStar Corp Class A (b)(c)	39,953	2,928,155
Fox Corp Class A	54,170	3,548,135
Fox Corp Class B	53,283	3,104,268
Integral Ad Science Holding Corp (b)(c)	58,340	599,735
Liberty Broadband Corp Class A (c)	5,534	256,280
Liberty Broadband Corp Class C (c)	30,808	1,426,102
Magnite Inc (c)	44,843	658,744
News Corp Class A	90,302	2,318,955
News Corp Class B (b)	36,127	1,063,218
Nexstar Media Group Inc (b)	6,632	1,274,272
Paramount Skydance Corp Class B (b)	257,903	4,131,606
Sirius XM Holdings Inc (b)	81,586	1,734,518
Stagwell Inc Class A (b)(c)	129,143	692,206
Trade Desk Inc (The) Class A (c)	109,025	4,313,029
		58,844,813
Wireless Telecommunication Services - 0.6%
Gogo Inc (b)(c)	50,680	362,362
T-Mobile US Inc	271,696	56,787,181
		57,149,543
TOTAL COMMUNICATION SERVICES		1,505,411,273

Consumer Discretionary - 12.8%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	8,733	1,155,114
Fox Factory Holding Corp (c)	28,262	417,995
Gentex Corp	49,560	1,131,455
Gentherm Inc (c)	26,018	928,062
Goodyear Tire & Rubber Co/The (b)(c)	87,191	755,074
Kodiak AI Inc (b)(c)	42,083	252,497
Patrick Industries Inc (b)	7,944	859,700
Visteon Corp	6,515	672,674
		6,172,571
Automobiles - 3.6%
Cenntro Inc (b)(c)	650,272	108,986
Lucid Group Inc (b)(c)	46,294	630,987
Rivian Automotive Inc Class A (b)(c)	188,326	3,175,176
Tesla Inc (c)	781,585	336,214,420
		340,129,569
Broadline Retail - 6.6%
Amazon.com Inc (c)	2,584,195	602,685,958
eBay Inc	111,123	9,199,873
Ollie's Bargain Outlet Holdings Inc (c)	15,915	1,959,296
Pattern Group Inc Class A (b)	37,398	543,767
		614,388,894
Distributors - 0.0%
LKQ Corp	62,129	1,844,610
Pool Corp (b)	9,152	2,229,427
		4,074,037
Diversified Consumer Services - 0.1%
Driven Brands Holdings Inc (b)(c)	71,129	1,039,195
Duolingo Inc Class A (c)	9,087	1,739,343
Frontdoor Inc (c)	18,567	1,001,318
Grand Canyon Education Inc (c)	5,867	925,461
Laureate Education Inc (c)	39,018	1,205,656
Mister Car Wash Inc (b)(c)	109,914	586,941
Perdoceo Education Corp	12,250	342,509
Strategic Education Inc	7,494	584,682
Udemy Inc (c)	81,776	415,422
		7,840,527
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	105,033	12,287,811
Booking Holdings Inc	7,841	38,536,084
Caesars Entertainment Inc (b)(c)	50,159	1,167,200
Cheesecake Factory Inc/The (b)	13,859	660,520
Churchill Downs Inc	15,999	1,745,331
Cracker Barrel Old Country Store Inc (b)	9,872	285,201
Domino's Pizza Inc	7,829	3,285,283
DoorDash Inc Class A (c)	97,663	19,373,409
DraftKings Inc Class A (c)	118,976	3,945,244
Expedia Group Inc Class A	27,678	7,076,988
Golden Entertainment Inc	23,135	694,513
Marriott International Inc/MD Class A1	65,782	20,049,696
Monarch Casino & Resort Inc	5,239	505,983
Navan Inc Class A (c)	56,386	941,082
Papa John's International Inc (b)	11,257	473,581
Penn Entertainment Inc (c)	49,959	741,392
Red Rock Resorts Inc Class A	13,073	765,686
Sharplink Gaming Inc (b)(c)	50,084	531,892
Sportradar Holding AG Class A (c)	54,112	1,190,464
Starbucks Corp	274,802	23,938,002
Texas Roadhouse Inc	13,727	2,405,657
Wendy's Co/The (b)	63,022	532,536
Wingstop Inc (b)	7,160	1,895,467
Wynn Resorts Ltd	24,779	3,188,562
		146,217,584
Household Durables - 0.0%
Cavco Industries Inc (c)	2,063	1,228,826
LGI Homes Inc (b)(c)	24,725	1,286,195
Newell Brands Inc (b)	150,981	551,081
Sonos Inc (c)	44,933	833,956
		3,900,058
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares (United States)	13,262	916,537
Hasbro Inc	34,113	2,817,734
Mattel Inc (b)(c)	72,803	1,537,599
Peloton Interactive Inc Class A (c)	114,505	777,489
		6,049,359
Specialty Retail - 0.6%
Academy Sports & Outdoors Inc (b)	21,512	1,037,954
Five Below Inc (c)	14,745	2,431,303
National Vision Holdings Inc (c)	30,230	872,136
O'Reilly Automotive Inc (c)	205,836	20,933,521
RealReal Inc/The (c)	48,399	700,818
Ross Stores Inc	79,630	14,043,547
Tractor Supply Co (b)	131,008	7,176,618
Ulta Beauty Inc (c)	11,071	5,965,387
Upbound Group Inc	31,512	564,695
Urban Outfitters Inc (c)	23,980	1,776,199
Winmark Corp	933	383,471
		55,885,649
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co	15,161	814,297
Crocs Inc (b)(c)	13,773	1,170,430
G-III Apparel Group Ltd (c)	12,712	370,555
Lululemon Athletica Inc (c)	28,032	5,162,934
Steven Madden Ltd	31,026	1,296,266
		8,814,482
TOTAL CONSUMER DISCRETIONARY		1,193,472,730

Consumer Staples - 2.7%
Beverages - 0.9%
Celsius Holdings Inc (c)	64,608	2,645,052
Coca-Cola Consolidated Inc	19,478	3,173,940
Keurig Dr Pepper Inc	326,324	9,104,440
Monster Beverage Corp (c)	226,433	16,980,211
National Beverage Corp (c)	26,776	911,990
PepsiCo Inc	330,387	49,141,762
Vita Coco Co Inc/The (c)	20,878	1,115,094
		83,072,489
Consumer Staples Distribution & Retail - 1.3%
Andersons Inc/The	12,219	629,279
Casey's General Stores Inc	8,970	5,117,026
Chefs' Warehouse Inc/The (c)	16,127	988,908
Costco Wholesale Corp	105,726	96,590,216
Dollar Tree Inc (c)	53,731	5,953,932
Grocery Outlet Holding Corp (b)(c)	43,842	487,961
Ingles Markets Inc Class A	12,925	994,191
Maplebear Inc (c)	68,082	2,860,125
PriceSmart Inc (b)	11,333	1,395,092
Sprouts Farmers Market Inc (c)	23,328	1,955,120
		116,971,850
Food Products - 0.4%
Bridgford Foods Corp (c)	2,982	23,706
Cal-Maine Foods Inc (b)	11,352	945,849
Campbell's Company/The	73,451	2,238,786
Freshpet Inc (b)(c)	11,936	682,262
J & J Snack Foods Corp	6,256	577,742
Kraft Heinz Co/The	325,407	8,301,133
Marzetti Company/The	7,701	1,285,605
Mondelez International Inc	311,933	17,957,983
Pilgrim's Pride Corp (b)	60,954	2,318,690
Seneca Foods Corp Class A (c)	5,495	664,620
Simply Good Foods Co/The (c)	29,491	580,383
Smithfield Foods Inc	97,096	2,098,245
Vital Farms Inc (c)	15,501	506,882
		38,181,886
Household Products - 0.1%
Central Garden & Pet Co Class A (c)	18,514	572,823
Kimberly-Clark Corp (b)	80,387	8,771,830
Reynolds Consumer Products Inc (b)	57,062	1,425,409
WD-40 Co	4,068	796,514
		11,566,576
Personal Care Products - 0.0%
Interparfums Inc (b)	8,962	728,342
Olaplex Holdings Inc (b)(c)	283,739	323,462
		1,051,804
TOTAL CONSUMER STAPLES		250,844,605

Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	241,877	12,142,225
Patterson-UTI Energy Inc	251,824	1,463,097
Smart Sand Inc	113,666	335,315
Weatherford International PLC (b)	19,208	1,436,758
		15,377,395
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners LP	38,828	946,238
APA Corp	90,915	2,270,148
Calumet Inc (b)(c)	27,915	538,760
Chord Energy Corp	13,780	1,293,391
Diamondback Energy Inc	70,331	10,731,808
Dorchester Minerals Mlp	16,955	372,077
Expand Energy Corp	56,448	6,882,705
HighPeak Energy Inc Class A (b)	49,306	330,843
NextDecade Corp (b)(c)	85,956	525,191
Plains All American Pipeline LP	165,465	2,880,746
Plains GP Holdings LP Class A	43,486	806,230
Viper Energy Inc Class A (b)	32,489	1,186,823
XCF Global Inc Class A	87,960	65,090
		28,830,050
TOTAL ENERGY		44,207,445

Financials - 3.4%
Banks - 1.0%
1st Source Corp	8,512	531,489
Amalgamated Financial Corp	21,837	640,916
BancFirst Corp	12,735	1,411,547
Bancorp Inc/The (b)(c)	14,418	923,761
Bank First Corp (b)	6,374	795,029
Bank OZK (b)	20,182	928,776
Banner Corp	12,347	775,515
BCB Bancorp Inc	32,182	257,134
BOK Financial Corp (b)	11,142	1,254,812
Broadway Financial Corp/DE (c)	16,758	104,904
Burke & Herbert Financial Services Corp (b)	12,597	821,828
Business First Bancshares Inc	13,242	344,557
Carver Bancorp Inc (c)	40,449	65,122
Cathay General Bancorp	20,704	1,002,902
Central BanCo Inc (b)	57,686	1,359,082
City Holding Co (b)	5,746	697,047
Coastal Financial Corp/WA Class A (b)(c)	7,456	830,226
Columbia Banking System Inc	72,439	2,008,009
Columbia Financial Inc (b)(c)	78,670	1,245,346
Commerce Bancshares Inc/MO	13,111	706,814
Community Trust Bancorp Inc	4,692	260,406
Connectone Bancorp Inc	46,096	1,164,846
CVB Financial Corp	53,389	1,050,696
Dime Community Bancshares Inc	31,309	887,610
East West Bancorp Inc (b)	33,336	3,556,951
Eastern Bankshares Inc (b)	64,850	1,221,126
Enterprise Financial Services Corp	14,364	784,418
Fifth Third Bancorp	156,051	6,781,976
First Bancorp/Southern Pines NC	18,003	918,333
First Busey Corp	25,015	588,853
First Citizens BancShares Inc/NC Class A (b)	2,824	5,303,161
First Community Bankshares Inc	11,290	377,312
First Financial Bancorp	29,832	742,220
First Financial Bankshares Inc	40,003	1,249,694
First Hawaiian Inc	37,370	931,260
First Internet Bancorp	16,928	322,478
First Interstate BancSystem Inc Class A	43,013	1,412,547
First Merchants Corp (b)	18,525	682,461
First Mid Bancshares Inc	13,512	514,267
Firstsun Capital Bancorp (c)	5,886	196,768
Fulton Financial Corp	38,991	707,687
German American Bancorp Inc	14,828	588,672
Hancock Whitney Corp	12,688	768,766
Heritage Commerce Corp	77,685	845,990
Hope Bancorp Inc	92,406	981,352
Huntington Bancshares Inc/OH	305,036	4,972,087
Independent Bank Corp (b)	17,822	1,284,075
International Bancshares Corp	15,545	1,033,432
Investar Holding Corp	20,400	505,920
Lakeland Financial Corp (b)	9,255	539,196
Mechanics Bancorp Class A (b)(c)	41,285	641,569
Mercantile Bank Corp	18,048	829,847
MidWestOne Financial Group Inc	33,427	1,322,706
NB Bancorp Inc (b)	20,058	392,936
Nbt Bancorp Inc	17,245	714,978
Northwest Bancshares Inc	48,140	575,754
OceanFirst Financial Corp	43,460	819,221
Old National Bancorp/IN (b)	81,700	1,775,341
Old Second Bancorp Inc	21,507	405,407
Pathward Financial Inc	3,583	257,618
Peoples Bancorp Inc/OH	19,655	582,378
Pinnacle Financial Partners Inc	15,757	1,444,602
Preferred Bank/Los Angeles CA (b)	3,072	290,028
QCR Holdings Inc	10,504	857,442
Republic Bancorp Inc/KY Class A	12,507	863,108
S&T Bancorp Inc	25,870	1,021,348
Seacoast Banking Corp of Florida	26,915	849,437
Simmons First National Corp Class A	42,860	795,053
Stock Yards Bancorp Inc	15,751	1,042,244
Texas Capital Bancshares Inc (c)	12,919	1,164,906
TFS Financial Corp (b)	89,039	1,268,806
Towne Bank/Portsmouth VA	24,970	837,744
TriCo Bancshares	13,011	625,829
Trustmark Corp (b)	11,320	440,348
UMB Financial Corp	18,171	2,018,435
United Bankshares Inc/WV (b)	22,707	845,609
Univest Financial Corp	29,814	948,085
Valley National Bancorp (b)	119,787	1,355,989
WaFd Inc	30,823	975,856
WesBanco Inc	23,940	772,544
Westamerica BanCorp	10,309	494,626
Wintrust Financial Corp	10,441	1,399,303
WSFS Financial Corp	18,830	1,050,902
Zions Bancorp NA	32,175	1,712,675
		89,272,050
Capital Markets - 1.3%
BGC Group Inc Class A	108,904	947,465
Carlyle Group Inc/The	88,584	4,830,486
CME Group Inc Class A	87,297	24,570,615
Coinbase Global Inc Class A (c)	52,393	14,293,858
Galaxy Digital Inc Class A (b)	47,359	1,259,276
Gemini Space Station Inc Class A (b)	10,520	115,720
Greenpro Capital Corp (b)(c)	73,850	115,206
Hamilton Lane Inc Class A	10,948	1,356,840
Interactive Brokers Group Inc Class A	106,531	6,926,646
LPL Financial Holdings Inc	19,237	6,849,141
MarketAxess Holdings Inc (b)	9,864	1,616,611
Morningstar Inc	10,548	2,266,343
Nasdaq Inc	137,421	12,494,317
Northern Trust Corp	44,902	5,897,429
Perella Weinberg Partners Class A	31,871	581,964
Robinhood Markets Inc Class A (c)	188,019	24,158,562
SEI Investments Co	16,637	1,345,268
StepStone Group Inc Class A	21,850	1,380,046
StoneX Group Inc (b)(c)	11,761	1,065,664
Strive Inc Class A (b)(c)	146,651	164,249
T Rowe Price Group Inc	51,782	5,301,441
TPG Inc Class A (b)	35,531	2,099,171
Tradeweb Markets Inc Class A	29,701	3,233,251
Victory Capital Holdings Inc Class A (b)	19,738	1,241,323
		124,110,892
Consumer Finance - 0.2%
Atlanticus Holdings Corp (c)	3,947	232,675
Credit Acceptance Corp (b)(c)	2,910	1,344,333
Dave Inc Class A (c)	3,234	705,853
Encore Capital Group Inc (b)(c)	14,621	758,684
Figure Technology Solutions Inc Class A (b)	42,055	1,524,073
FirstCash Holdings Inc	10,734	1,700,373
Jefferson Capital Inc (b)	16,497	345,942
Navient Corp	37,940	470,456
SLM Corp (b)	48,270	1,414,311
SoFi Technologies Inc Class A (c)	302,009	8,975,707
Upstart Holdings Inc (b)(c)	22,632	1,017,535
World Acceptance Corp (b)(c)	4,197	649,108
		19,139,050
Financial Services - 0.5%
Affirm Holdings Inc Class A (c)	67,239	4,770,607
Cantor Equity Partners IV Inc	41,731	432,333
Chime Financial Inc Class A (b)(c)	108,951	2,302,135
Churchill Capital Corp X Class A	73,801	1,088,565
Crane Inflection Point Acquisition Corp III Class A	31,697	319,822
Enact Holdings Inc	41,139	1,592,491
Euronet Worldwide Inc (b)(c)	11,633	861,889
Fiserv Inc (c)	131,688	8,094,861
Flywire Corp (c)	51,736	723,787
Jack Henry & Associates Inc (b)	17,479	3,049,736
M3-Brigade Acquisition V Corp Class A (c)	105,289	1,115,011
Marqeta Inc Class A (b)(c)	165,405	792,290
Merchants Bancorp/IN (b)	17,403	568,904
NMI Holdings Inc (c)	18,143	692,155
NMP Acquisition Corp	46,351	464,901
Payoneer Global Inc (c)	109,114	630,679
PayPal Holdings Inc	231,739	14,527,718
Remitly Global Inc (c)	59,403	804,614
Sezzle Inc (b)(c)	9,222	569,459
Silver Pegasus Acquisition Corp	36,907	371,283
Solarius Capital Acquisition Corp Class A	39,745	402,219
		44,175,459
Insurance - 0.4%
Amerisafe Inc	18,082	737,746
Arch Capital Group Ltd (c)	91,048	8,551,228
Baldwin Insurance Group Inc/The Class A (b)(c)	19,632	559,708
Brighthouse Financial Inc (c)	16,024	1,050,373
Cincinnati Financial Corp	34,390	5,763,420
Erie Indemnity Co Class A	11,375	3,361,199
Goosehead Insurance Inc Class A (b)	7,204	515,446
Palomar Hldgs Inc (c)	7,262	902,013
Principal Financial Group Inc	52,068	4,416,408
Root Inc/OH Class A (b)(c)	3,093	250,193
Safety Insurance Group Inc	4,090	310,922
Selective Insurance Group Inc	15,383	1,208,488
Skyward Specialty Insurance Group Inc (c)	13,221	647,300
Slide Insurance Holdings Inc (c)	30,254	510,990
Tiptree Inc Class A	30,169	566,574
Trupanion Inc (b)(c)	16,966	598,730
Willis Towers Watson PLC	21,915	7,034,715
		36,985,453
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	101,554	773,841
AGNC Investment Corp (b)	164,434	1,724,913
		2,498,754
TOTAL FINANCIALS		316,181,658

Health Care - 5.5%
Biotechnology - 3.3%
ACADIA Pharmaceuticals Inc (b)(c)	43,884	1,098,855
ADMA Biologics Inc (c)	54,934	1,053,634
Agios Pharmaceuticals Inc (c)	21,196	618,923
Akero Therapeutics Inc (c)	19,123	1,039,526
Alkermes PLC (b)(c)	44,145	1,305,809
Alnylam Pharmaceuticals Inc (c)	31,700	14,303,991
Amgen Inc	128,047	44,235,117
Amicus Therapeutics Inc (c)	97,543	968,602
Apellis Pharmaceuticals Inc (b)(c)	33,263	708,502
Apogee Therapeutics Inc (c)	23,477	1,689,640
Applied Genetic Technologies Corp/DE (b)(c)(d)	14,225	0
Arcellx Inc (c)	14,061	1,022,375
Arcutis Biotherapeutics Inc (c)	32,811	1,005,657
Ardelyx Inc (c)	91,093	528,339
ArriVent Biopharma Inc (c)	52,315	1,200,106
Arrowhead Pharmaceuticals Inc (c)	42,133	2,220,409
Avidity Biosciences Inc (c)	42,303	3,033,125
Beam Therapeutics Inc (c)	45,460	1,151,502
BeOne Medicines Ltd ADR (c)	8,733	2,974,547
BioCryst Pharmaceuticals Inc (c)	79,401	570,099
Biogen Inc (c)	27,545	5,015,669
BioMarin Pharmaceutical Inc (c)	45,578	2,549,178
Bridgebio Pharma Inc (c)	45,317	3,263,277
Caris Life Sciences Inc (b)(c)	68,683	1,753,477
Carisma Therapeutics Inc rights (b)(c)(d)	449,253	4
Catalyst Pharmaceuticals Inc (c)	35,785	837,727
Celcuity Inc (b)(c)	15,769	1,594,877
Celldex Therapeutics Inc (b)(c)	37,880	1,023,518
Centessa Pharmaceuticals PLC ADR (c)	35,121	1,019,563
CG oncology Inc (b)(c)	29,310	1,314,260
Cidara Therapeutics Inc (c)	9,112	2,003,547
Cogent Biosciences Inc (c)	64,842	2,607,945
Cyclerion Therapeutics Inc (c)	15,795	24,956
Cytokinetics Inc (b)(c)	37,270	2,539,205
Denali Therapeutics Inc (b)(c)	81,283	1,582,580
Design Therapeutics Inc (c)	63,557	596,800
Dianthus Therapeutics Inc (c)	15,152	666,385
Disc Medicine Inc (c)	8,097	755,936
Dynavax Technologies Corp (c)	70,050	796,469
Dyne Therapeutics Inc (c)	58,850	1,288,815
Exact Sciences Corp (b)(c)	46,873	4,747,766
Exelixis Inc (c)	67,233	2,969,682
Galectin Therapeutics Inc (b)(c)	46,563	266,806
Gilead Sciences Inc (b)	297,741	37,467,727
GRAIL Inc (b)(c)	10,875	1,200,491
Halozyme Therapeutics Inc (b)(c)	26,959	1,924,873
Ideaya Biosciences Inc (c)	54,261	1,932,777
ImmunityBio Inc (b)(c)	338,191	798,131
Immunovant Inc (c)	90,582	2,187,555
Incyte Corp (c)	47,366	4,947,852
Insmed Inc (c)	50,900	10,575,493
Intellia Therapeutics Inc (b)(c)	62,344	560,473
Ionis Pharmaceuticals Inc (c)	40,072	3,315,157
Janux Therapeutics Inc (b)(c)	34,035	1,160,253
Kiniksa Pharmaceuticals International Plc Class A (c)	18,043	767,188
Kinnate Biopharma Inc rights (c)(d)	50,749	0
Krystal Biotech Inc (c)	7,002	1,526,436
Kymera Therapeutics Inc (b)(c)	24,694	1,676,229
Legend Biotech Corp ADR (c)	31,182	864,053
Madrigal Pharmaceuticals Inc (b)(c)	5,404	3,226,080
MannKind Corp (b)(c)	93,762	501,627
Mineralys Therapeutics Inc (b)(c)	21,917	945,061
Mirati Therapeutics Inc rights (c)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)(c)	13,703	1,001,004
Moderna Inc (c)	77,790	2,020,984
MoonLake Immunotherapeutics Class A (b)(c)	57,913	795,145
Natera Inc (c)	33,612	8,026,882
Neurocrine Biosciences Inc (c)	24,174	3,678,316
Novavax Inc (b)(c)	42,013	296,192
Nurix Therapeutics Inc (b)(c)	97,664	1,726,700
Nuvalent Inc Class A (c)	15,718	1,718,763
OmniAb Operations Inc (c)(d)	2,320	928
OmniAb Operations Inc (c)(d)	2,320	742
Precigen Inc (b)(c)	127,817	489,539
Protagonist Therapeutics Inc (b)(c)	15,931	1,433,790
PTC Therapeutics Inc (c)	20,317	1,747,059
Recursion Pharmaceuticals Inc Class A (b)(c)	170,195	788,003
Regeneron Pharmaceuticals Inc	25,193	19,655,327
Rein Therapeutics Inc (c)	43,350	68,060
Revolution Medicines Inc (b)(c)	45,387	3,529,293
Rhythm Pharmaceuticals Inc (c)	19,585	2,136,528
Roivant Sciences Ltd (c)	184,744	3,844,523
Sarepta Therapeutics Inc (c)	31,249	666,854
Scholar Rock Holding Corp (c)	33,162	1,461,118
Soleno Therapeutics Inc (b)(c)	17,635	889,686
Stoke Therapeutics Inc (c)	22,249	687,717
Summit Therapeutics Inc (b)(c)	188,493	3,372,140
Syndax Pharmaceuticals Inc (c)	43,387	859,930
TG Therapeutics Inc (b)(c)	38,750	1,288,825
Tobira Therapeutics Inc rights (b)(c)(d)	1,750	0
Travere Therapeutics Inc (c)	26,468	937,232
Twist Bioscience Corp (b)(c)	22,321	714,495
Ultragenyx Pharmaceutical Inc (c)	43,964	1,527,749
United Therapeutics Corp (c)	10,574	5,138,964
Vaxcyte Inc (b)(c)	47,679	2,365,355
Vera Therapeutics Inc Class A (c)	25,524	861,435
Veracyte Inc (c)	23,079	1,092,560
Vericel Corp (b)(c)	14,251	573,603
Vertex Pharmaceuticals Inc (c)	62,212	26,975,745
Viking Therapeutics Inc (b)(c)	35,576	1,309,553
Viridian Therapeutics Inc (b)(c)	58,726	1,876,883
Zymeworks Inc (c)	49,487	1,321,798
		302,404,076
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (c)(d)	10,350	23,909
Align Technology Inc (c)	16,939	2,493,251
Alphatec Holdings Inc (b)(c)	46,285	1,043,727
AtriCure Inc (c)	22,983	830,146
Beta Bionics Inc	18,099	567,223
Cooper Cos Inc/The (c)	46,659	3,636,136
DENTSPLY SIRONA Inc (b)	91,718	1,040,082
Dexcom Inc (c)	96,668	6,135,518
GE HealthCare Technologies Inc	110,166	8,812,178
Hologic Inc (c)	53,909	4,041,558
ICU Medical Inc (c)	7,489	1,111,667
IDEXX Laboratories Inc (c)	19,576	14,738,379
Inmode Ltd (c)	29,041	413,834
Insulet Corp (c)	16,609	5,434,299
Integra LifeSciences Holdings Corp (c)	29,892	392,183
Intuitive Surgical Inc (c)	86,557	49,638,708
iRadimed Corp	7,206	671,743
iRhythm Technologies Inc (c)	8,344	1,568,755
Kestra Medical Technologies Ltd (b)	23,234	626,853
Lantheus Holdings Inc (c)	16,418	966,528
LeMaitre Vascular Inc	7,727	640,955
LivaNova PLC (c)	16,301	1,040,167
Masimo Corp (b)(c)	13,677	1,948,015
Merit Medical Systems Inc (c)	14,319	1,239,882
Neogen Corp (c)	74,566	445,905
Novocure Ltd (c)	36,335	465,451
Omnicell Inc (c)	19,195	700,809
PROCEPT BioRobotics Corp (b)(c)	15,595	494,050
QuidelOrtho Corp (c)	32,284	882,967
STAAR Surgical Co (b)(c)	19,502	517,583
TransMedics Group Inc (b)(c)	8,244	1,206,180
UFP Technologies Inc (b)(c)	2,929	663,975
		114,432,616
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	24,848	427,386
AdaptHealth Corp (b)(c)	56,408	544,901
Addus HomeCare Corp (c)	5,921	711,704
Alignment Healthcare Inc (c)	53,593	1,029,522
Astrana Health Inc (b)(c)	17,064	393,155
Aveanna Healthcare Holdings Inc (c)	72,774	679,709
Billiontoone Inc Class A (b)(c)	9,554	1,243,740
BrightSpring Health Services Inc (c)	41,978	1,517,924
Clover Health Investments Corp Class A (b)(c)	114,650	285,478
CorVel Corp (c)	14,213	1,040,107
Ensign Group Inc/The	13,575	2,518,706
GeneDx Holdings Corp Class A (b)(c)	7,128	1,190,020
Guardant Health Inc (c)	30,066	3,259,756
HealthEquity Inc (c)	21,483	2,259,582
Henry Schein Inc (c)	27,805	2,073,419
LifeStance Health Group Inc (b)(c)	125,075	812,988
Omada Health Inc (b)	20,483	383,647
OPKO Health Inc (c)	290,001	394,401
Option Care Health Inc (b)(c)	38,406	1,194,427
P3 Health Partners Inc Class A (b)(c)	2,083	11,247
Privia Health Group Inc (b)(c)	36,976	901,105
Progyny Inc (c)	27,531	725,992
RadNet Inc (b)(c)	19,994	1,655,303
Surgery Partners Inc (b)(c)	44,395	757,823
		26,012,042
Health Care Technology - 0.0%
Certara Inc (b)(c)	78,504	719,097
HeartFlow Inc (b)	24,967	805,186
Schrodinger Inc/United States (c)	23,404	410,973
Waystar Holding Corp (c)	40,894	1,509,398
		3,444,654
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)(c)	59,202	1,113,590
Adaptive Biotechnologies Corp (c)	53,648	1,054,720
Azenta Inc (c)	15,084	536,386
Bio-Techne Corp (b)	35,572	2,294,750
BioLife Solutions Inc (c)	28,856	764,684
Bruker Corp (b)	36,156	1,764,774
ICON PLC (c)	19,687	3,642,095
Illumina Inc (b)(c)	27,519	3,617,373
Medpace Holdings Inc (c)	6,906	4,091,529
Repligen Corp (c)	13,611	2,327,753
Sotera Health Co (c)	84,917	1,484,349
Tempus AI Inc Class A (b)(c)	42,466	3,309,375
		26,001,378
Pharmaceuticals - 0.4%
Amneal Intermediate Inc Class A (c)	93,433	1,169,781
Amphastar Pharmaceuticals Inc (c)	17,967	497,686
ANI Pharmaceuticals Inc (c)	6,967	591,150
Atea Pharmaceuticals Inc (c)	117,425	364,018
Avadel Pharmaceuticals PLC Class A (c)	41,344	888,483
Axsome Therapeutics Inc (c)	12,874	1,950,411
Belite Bio Inc ADR (b)(c)	8,958	1,231,188
Collegium Pharmaceutical Inc (c)	14,937	697,259
Corcept Therapeutics Inc (b)(c)	25,697	2,040,342
Crinetics Pharmaceuticals Inc (b)(c)	45,944	2,093,209
Edgewise Therapeutics Inc (b)(c)	48,797	1,270,674
Enliven Therapeutics Inc (b)(c)	38,295	827,172
Harmony Biosciences Holdings Inc (c)	18,580	655,688
Harrow Inc (b)(c)	11,468	479,133
Innoviva Inc (c)	26,757	581,430
Jazz Pharmaceuticals PLC (c)	14,630	2,582,634
LENZ Therapeutics Inc (b)(c)	15,935	486,336
Ligand Pharmaceuticals Inc (b)(c)	6,524	1,325,547
Ligand Pharmaceuticals Inc rights (c)(d)	1,530	113
Ligand Pharmaceuticals Inc rights (c)	1,530	77
Ligand Pharmaceuticals Inc rights (c)	1,530	8
Ligand Pharmaceuticals Inc rights (c)	1,530	1
Liquidia Corp (b)(c)	32,364	1,056,037
Ocular Therapeutix Inc (c)	84,054	1,021,256
Pacira BioSciences Inc (c)	23,361	550,619
Roche Holding AG rights (c)(d)	870	0
Royalty Pharma PLC Class A	102,271	4,092,885
Sanofi SA ADR	69,111	3,447,257
Sanofi SA rights (c)(d)	925	0
Structure Therapeutics Inc ADR (c)	20,603	737,793
Supernus Pharmaceuticals Inc (b)(c)	19,097	870,632
Tarsus Pharmaceuticals Inc (c)	13,476	1,077,541
Viatris Inc	291,718	3,118,465
WaVe Life Sciences Ltd (b)(c)	86,944	674,685
Xeris Biopharma Holdings Inc (c)	81,239	583,296
		36,962,806
TOTAL HEALTH CARE		509,257,572

Industrials - 3.2%
Aerospace & Defense - 0.3%
AeroVironment Inc (b)(c)	12,850	3,591,061
Astronics Corp (c)	11,526	628,974
Axon Enterprise Inc (c)	18,813	10,161,654
Firefly Aerospace Inc (b)(c)	34,056	603,131
Kratos Defense & Security Solutions Inc (b)(c)	38,517	2,931,144
Leonardo DRS Inc	67,081	2,292,158
Mercury Systems Inc (c)	19,607	1,370,333
Rocket Lab Corp	117,888	4,967,800
VSE Corp (b)	5,708	1,028,525
Woodward Inc	14,386	4,316,232
		31,891,012
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	26,427	4,198,458
Hub Group Inc Class A	20,953	808,157
		5,006,615
Building Products - 0.0%
AAON Inc (b)	21,031	1,965,978
Gibraltar Industries Inc (c)	13,842	691,546
UFP Industries Inc	13,593	1,264,013
		3,921,537
Commercial Services & Supplies - 0.3%
Casella Waste Systems Inc Class A (b)(c)	14,403	1,388,305
Cintas Corp	87,774	16,327,720
Copart Inc (c)	230,896	9,000,326
Fuel Tech Inc (c)	243,596	438,473
Healthcare Services Group Inc (c)	36,699	689,207
Interface Inc (b)	24,829	692,977
MillerKnoll Inc	35,762	566,112
Tetra Tech Inc	68,190	2,368,921
		31,472,041
Construction & Engineering - 0.2%
Construction Partners Inc Class A (b)(c)	11,655	1,270,395
Ferrovial SE (United States)	180,771	11,896,540
IES Holdings Inc (c)	5,566	2,329,761
Legence Corp Class A	13,322	612,546
Limbach Holdings Inc (b)(c)	3,956	279,886
MYR Group Inc (b)(c)	4,271	958,071
Sterling Infrastructure Inc (c)	7,689	2,647,400
Terrestrial Energy Inc Class A (c)	35,554	335,629
WillScot Holdings Corp	46,860	925,485
		21,255,713
Electrical Equipment - 0.1%
American Superconductor Corp (c)	15,123	470,174
Array Technologies Inc (b)(c)	63,019	473,273
Enovix Corp Class B (b)(c)	81,128	631,987
Eos Energy Enterprises Inc (b)(c)	75,391	1,134,635
NANO Nuclear Energy Inc (b)(c)	13,796	451,129
Nextpower Inc Class A (c)	36,231	3,319,484
Plug Power Inc (b)(c)	378,643	761,072
Powell Industries Inc (b)	3,814	1,232,761
Power Solutions International Inc (c)	7,219	390,404
Shoals Technologies Group Inc (c)	70,216	589,112
Sunrun Inc (c)	64,953	1,315,298
Terra Innovatum Global NV (b)	124,640	580,822
Vicor Corp (b)(c)	13,336	1,191,572
		12,541,723
Ground Transportation - 0.5%
ArcBest Corp	7,225	463,628
Avis Budget Group Inc (b)(c)	10,090	1,371,029
CSX Corp (b)	421,358	14,899,219
Heartland Express Inc (b)	122,870	965,758
Hertz Global Holdings Inc (b)(c)	103,188	540,705
JB Hunt Transport Services Inc	23,735	4,128,941
Landstar System Inc	8,044	1,052,477
Lyft Inc Class A (c)	99,294	2,088,153
Marten Transport Ltd	31,963	327,621
Old Dominion Freight Line Inc (b)	51,991	7,033,862
Saia Inc (c)	6,555	1,845,626
Universal Logistics Holdings Inc (b)	12,733	191,250
Werner Enterprises Inc	19,008	485,844
		35,394,113
Industrial Conglomerates - 0.3%
Honeywell International Inc	154,597	29,711,998
Icahn Enterprises LP	103,419	839,762
		30,551,760
Machinery - 0.3%
Astec Industries Inc	18,235	807,081
Blue Bird Corp (c)	10,252	535,358
CECO Environmental Corp (c)	13,042	680,140
Franklin Electric Co Inc	16,938	1,611,651
Hillman Solutions Corp Class A (c)	96,738	846,458
Lincoln Electric Holdings Inc	13,044	3,123,125
Middleby Corp/The (c)	13,165	1,556,103
NN Inc (c)	58,413	74,184
Nordson Corp	13,248	3,148,520
PACCAR Inc	126,649	13,351,338
Symbotic Inc Class A (b)(c)	31,906	2,672,766
		28,406,724
Passenger Airlines - 0.1%
Allegiant Travel Co (b)(c)	11,097	843,372
American Airlines Group Inc (b)(c)	149,293	2,097,567
Frontier Group Holdings Inc (b)(c)	88,728	404,599
JetBlue Airways Corp (b)(c)	146,561	669,784
SkyWest Inc (c)	10,640	1,080,173
United Airlines Holdings Inc (c)	79,458	8,101,538
		13,197,033
Professional Services - 0.8%
Automatic Data Processing Inc	92,153	23,526,662
Barrett Business Services Inc	16,161	567,089
Concentrix Corp (b)	21,325	772,178
CRA International Inc	3,340	588,976
CSG Systems International Inc (b)	8,042	633,468
ExlService Holdings Inc (c)	38,189	1,517,249
Exponent Inc	15,376	1,111,685
First Advantage Corp (b)(c)	75,951	1,054,200
Forrester Research Inc (c)	15,110	108,641
Heidrick & Struggles International Inc	16,329	961,288
Huron Consulting Group Inc (c)	5,488	903,380
ICF International Inc	6,283	490,325
Innodata Inc (b)(c)	7,670	440,795
Legalzoom.com Inc (c)	65,687	612,860
Paychex Inc	86,374	9,647,112
Paylocity Holding Corp (c)	15,239	2,245,162
Science Applications International Corp (b)	11,887	1,024,778
SS&C Technologies Holdings Inc	58,110	4,993,973
Upwork Inc (b)(c)	43,630	861,256
Verisk Analytics Inc	33,373	7,511,261
Verra Mobility Corp Class A (c)	55,277	1,206,144
Willdan Group Inc (b)(c)	6,487	654,538
		61,433,020
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (c)	11,692	324,570
DXP Enterprises Inc/TX (c)	6,472	608,303
Fastenal Co	269,903	10,904,081
FTAI Aviation Ltd	25,729	4,457,292
McGrath RentCorp	9,201	948,439
Rush Enterprises Inc Class A (b)	20,749	1,080,193
Xometry Inc Class A (b)(c)	17,361	1,015,098
		19,337,976
TOTAL INDUSTRIALS		294,409,267

Information Technology - 49.9%
Communications Equipment - 1.0%
Applied Optoelectronics Inc (b)(c)	14,433	386,516
Cisco Systems Inc	941,128	72,410,388
CommScope Holding Co Inc (c)	62,631	1,236,336
Digi International Inc (c)	20,312	849,651
Extreme Networks Inc (c)	51,907	908,373
F5 Inc (c)	12,797	3,060,531
Harmonic Inc (c)	46,104	440,754
Lumentum Holdings Inc (c)	17,764	5,776,142
NetScout Systems Inc (c)	29,604	795,756
Ondas Holdings Inc (b)(c)	95,677	755,848
Viasat Inc (b)(c)	37,622	1,291,563
Viavi Solutions Inc (c)	53,910	967,145
		88,879,003
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc (b)	10,740	2,268,181
Avnet Inc (b)	21,536	1,023,175
Bel Fuse Inc Class B (b)	5,483	844,546
CDW Corp/DE	31,930	4,604,945
Cognex Corp	45,319	1,726,654
Daktronics Inc (c)	21,814	412,939
ePlus Inc (b)	8,260	740,096
Evolv Technologies Holdings Inc Class A (c)	69,607	444,789
Flex Ltd (c)	88,776	5,247,549
Forward Industries Inc (b)(c)	27,474	244,519
Insight Enterprises Inc (c)	7,158	619,668
IPG Photonics Corp (c)	15,441	1,229,721
Itron Inc (c)	12,179	1,206,208
Littelfuse Inc (b)	6,655	1,703,813
Napco Security Technologies Inc	14,239	575,256
nLight Inc (c)	22,539	794,049
Novanta Inc (b)(c)	10,164	1,155,240
OSI Systems Inc (b)(c)	5,043	1,365,897
Ouster Inc Class A (c)	19,877	456,376
PC Connection Inc	8,961	520,096
Plexus Corp (c)	6,783	969,630
Red Cat Holdings Inc (b)(c)	33,153	245,995
Sanmina Corp (c)	14,953	2,335,135
Trimble Inc (c)	49,374	4,020,031
TTM Technologies Inc (c)	27,531	1,932,126
Zebra Technologies Corp Class A (c)	12,632	3,192,738
		39,879,372
IT Services - 0.3%
Akamai Technologies Inc (c)	36,970	3,309,554
Amdocs Ltd	26,810	2,050,428
Applied Digital Corp (b)(c)	69,339	1,879,086
Cognizant Technology Solutions Corp Class A	117,591	9,137,997
CoreWeave Inc Class A (c)	90,789	6,638,492
MongoDB Inc Class A (c)	20,256	6,732,487
Okta Inc Class A (c)	38,841	3,120,098
VeriSign Inc	22,034	5,552,348
		38,420,490
Semiconductors & Semiconductor Equipment - 22.1%
ACM Research Inc Class A (c)	16,572	553,671
Advanced Micro Devices Inc (c)	392,616	85,405,758
Ambarella Inc (c)	12,730	944,311
Amkor Technology Inc	59,811	2,176,522
Analog Devices Inc	119,232	31,637,019
Applied Materials Inc	193,050	48,696,863
ARM Holdings PLC ADR (c)	33,706	4,569,185
Astera Labs Inc (b)(c)	40,648	6,404,905
Axcelis Technologies Inc (b)(c)	7,987	661,084
Broadcom Inc	1,139,012	458,976,276
Cirrus Logic Inc (b)(c)	13,011	1,565,744
Cohu Inc (c)	36,536	888,556
Credo Technology Group Holding Ltd (c)	42,380	7,526,688
Diodes Inc (b)(c)	16,003	739,499
Enphase Energy Inc (b)(c)	32,785	945,847
Entegris Inc (b)	36,774	2,836,746
First Solar Inc (c)	26,068	7,114,479
FormFactor Inc (c)	21,967	1,208,624
GlobalFoundries Inc (b)(c)	135,970	4,873,165
Impinj Inc (b)(c)	6,752	1,160,466
Intel Corp (c)	1,065,783	43,228,158
KLA Corp	31,285	36,774,579
Lam Research Corp	307,240	47,929,440
Lattice Semiconductor Corp (b)(c)	35,687	2,505,584
MACOM Technology Solutions Holdings Inc (c)	18,562	3,248,164
Marvell Technology Inc	209,370	18,717,678
MaxLinear Inc Class A (c)	36,476	567,931
Microchip Technology Inc	129,636	6,945,897
Micron Technology Inc	270,050	63,861,424
MKS Inc	17,366	2,715,869
Monolithic Power Systems Inc	11,708	10,867,014
Navitas Semiconductor Corp Class A (c)	70,195	613,504
NVIDIA Corp	5,888,032	1,042,181,664
ON Semiconductor Corp (c)	102,414	5,145,279
Penguin Solutions Inc (b)(c)	19,234	389,104
Photronics Inc (c)	9,261	212,170
Power Integrations Inc (b)	16,661	559,810
Qorvo Inc (c)	20,593	1,768,733
QUALCOMM Inc	255,175	42,892,366
Rambus Inc (c)	27,798	2,656,655
Rigetti Computing Inc Class A (b)(c)	79,520	2,033,326
Semtech Corp (c)	19,870	1,473,559
Silicon Laboratories Inc (c)	9,787	1,248,625
SiTime Corp (c)	6,128	1,824,306
Skyworks Solutions Inc	35,732	2,356,525
SolarEdge Technologies Inc (b)(c)	21,624	789,925
Synaptics Inc (c)	11,782	807,185
Teradyne Inc	39,104	7,112,627
Texas Instruments Inc	217,477	36,594,855
Ultra Clean Holdings Inc (c)	29,323	743,631
Universal Display Corp	10,957	1,303,116
Veeco Instruments Inc (b)(c)	29,334	857,433
		2,059,811,544
Software - 14.8%
ACI Worldwide Inc (b)(c)	27,249	1,276,888
Adeia Inc	41,992	519,441
Adobe Inc (c)	102,526	32,821,648
Agilysys Inc (b)(c)	9,901	1,217,427
Alarm.com Holdings Inc (b)(c)	14,490	752,900
Alkami Technology Inc (b)(c)	39,463	841,351
Amplitude Inc Class A (c)	74,123	761,984
Appfolio Inc Class A (c)	5,185	1,183,632
Appian Corp Class A (c)	21,257	858,783
AppLovin Corp Class A (c)	74,353	44,573,136
Atlassian Corp Class A (c)	41,392	6,188,932
Aurora Innovation Inc Class A (b)(c)	426,596	1,787,437
Autodesk Inc (c)	50,773	15,401,482
AvePoint Inc Class A (c)	62,639	814,307
Bentley Systems Inc Class B (b)	72,858	3,057,122
Bitdeer Technologies Group Class A (b)(c)	37,206	498,932
Blackbaud Inc (c)	14,741	831,098
BlackLine Inc (b)(c)	16,538	942,501
Braze Inc Class A (c)	25,923	743,990
Cadence Design Systems Inc (c)	66,157	20,630,399
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	151,098	1,125,680
Cipher Mining Inc (b)(c)	109,383	2,225,944
Cleanspark Inc (b)(c)	71,350	1,077,385
Commvault Systems Inc (c)	10,730	1,325,155
Confluent Inc Class A (c)	79,815	1,775,884
Core Scientific Inc (b)(c)	72,082	1,217,465
Crowdstrike Holdings Inc Class A (c)	60,460	30,783,814
CyberArk Software Ltd (c)	11,827	5,423,744
Datadog Inc Class A (c)	77,144	12,343,811
Docusign Inc (c)	47,424	3,288,854
Dropbox Inc Class A (c)	47,782	1,427,726
EverCommerce Inc (b)(c)	88,159	765,220
Five9 Inc (c)	21,831	427,669
Fortinet Inc (c)	185,752	15,070,060
Freshworks Inc Class A (c)	89,498	1,086,506
Gen Digital Inc (b)	142,065	3,746,254
Gitlab Inc Class A (b)(c)	34,115	1,400,762
Intapp Inc (c)	20,062	866,478
InterDigital Inc (b)	6,122	2,190,146
Intuit Inc	67,364	42,714,165
Jamf Holding Corp (c)	47,957	620,084
JFrog Ltd (c)	29,216	1,781,592
Life360 Inc (b)(c)	18,275	1,454,873
Manhattan Associates Inc (c)	14,907	2,630,340
MARA Holdings Inc (b)(c)	97,056	1,146,231
Microsoft Corp	1,801,105	886,161,671
Monday.com Ltd (c)	11,796	1,696,973
nCino Inc (b)(c)	42,129	1,040,586
NextNav Inc Class A (b)(c)	49,290	700,411
Nutanix Inc Class A (c)	65,108	3,112,162
Onestream Inc Class A (b)(c)	37,395	778,938
Pagaya Technologies Ltd Class A (b)(c)	20,097	501,420
Palantir Technologies Inc Class A (c)	551,388	92,881,309
Palo Alto Networks Inc (c)	161,589	30,722,917
Pegasystems Inc (b)	42,477	2,326,465
Porch Group Inc (c)	38,108	369,267
Progress Software Corp (b)(c)	12,068	499,736
PTC Inc (c)	28,997	5,086,944
Qualys Inc (c)	9,559	1,346,385
Rapid7 Inc (c)	18,837	295,363
Rezolve AI PLC (b)(c)	106,223	323,980
Riot Platforms Inc (b)(c)	94,970	1,531,866
Roper Technologies Inc	24,321	10,852,517
SailPoint Inc (b)	133,738	2,463,454
ServiceTitan Inc Class A (b)(c)	18,456	1,649,228
SoundHound AI Inc Class A (b)(c)	91,470	1,102,214
SPS Commerce Inc (c)	10,233	852,614
Strategy Inc Class A (b)(c)	64,160	11,367,869
Synopsys Inc (c)	44,820	18,735,208
Tenable Holdings Inc (c)	35,512	941,778
Terawulf Inc (b)(c)	107,162	1,662,083
Varonis Systems Inc (c)	28,202	932,640
Vertex Inc Class A (c)	22,085	434,412
Workday Inc Class A (c)	51,886	11,187,659
Zoom Communications Inc Class A (c)	50,693	4,306,877
Zscaler Inc (c)	37,195	9,354,543
		1,378,838,721
Technology Hardware, Storage & Peripherals - 11.3%
Apple Inc (b)	3,596,069	1,002,763,842
Corsair Gaming Inc (b)(c)	64,135	418,160
NetApp Inc	48,851	5,449,818
Quantum Computing Inc (b)(c)	47,896	560,383
Sandisk Corp/DE	37,341	8,337,498
Seagate Technology Holdings PLC	51,544	14,261,709
Super Micro Computer Inc (c)	144,177	4,880,391
Western Digital Corp	82,472	13,470,152
		1,050,141,953
TOTAL INFORMATION TECHNOLOGY		4,655,971,083

Materials - 0.7%
Chemicals - 0.6%
Alto Ingredients Inc (c)	95,420	243,321
Balchem Corp	9,295	1,451,972
Hawkins Inc (b)	7,320	951,746
Innospec Inc	7,889	589,782
Linde PLC	110,957	45,527,876
PureCycle Technologies Inc (b)(c)	76,810	675,928
Solstice Advanced Materials Inc	38,660	1,843,309
		51,283,934
Construction Materials - 0.0%
United States Lime & Minerals Inc (b)	10,447	1,270,042
Containers & Packaging - 0.0%
Eightco Holdings Inc (b)(c)	58,137	152,319
TriMas Corp	20,717	705,828
		858,147
Metals & Mining - 0.1%
Aura Minerals Inc	19,972	800,877
Century Aluminum Co (c)	32,818	983,555
Kaiser Aluminum Corp	11,835	1,136,752
Perpetua Resources Corp (United States) (b)(c)	31,046	799,124
Ramaco Resources Inc Class A (b)(c)	23,513	368,919
Royal Gold Inc	16,279	3,318,311
Steel Dynamics Inc	36,306	6,093,237
USA Rare Earth Inc Class A (b)(c)	25,693	345,571
		13,846,346
TOTAL MATERIALS		67,258,469

Real Estate - 0.6%
Health Care REITs - 0.0%
Diversified Healthcare Trust	186,188	899,288
Sabra Health Care REIT Inc	74,121	1,446,101
		2,345,389
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	158,306	2,790,935
Industrial REITs - 0.0%
Lineage Inc	37,104	1,329,064
Real Estate Management & Development - 0.2%
Comstock Holding Cos Inc Class A (b)(c)	118,896	1,622,930
CoStar Group Inc (c)	100,878	6,940,406
eXp World Holdings Inc (b)	72,373	821,434
Newmark Group Inc Class A	59,873	1,040,593
Opendoor Technologies Inc Class A (c)	187,024	1,440,085
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	6,190	11,823
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	6,190	7,428
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	6,190	6,023
Zillow Group Inc Class A (c)	13,154	951,692
Zillow Group Inc Class C (c)	43,745	3,253,753
		16,096,167
Retail REITs - 0.0%
Phillips Edison & Co Inc	34,104	1,210,692
Regency Centers Corp	43,977	3,129,403
		4,340,095
Specialized REITs - 0.4%
Equinix Inc	23,553	17,742,711
Fermi Inc (b)	143,641	2,368,640
Gaming and Leisure Properties Inc	49,325	2,147,117
Lamar Advertising Co Class A	21,191	2,805,476
PotlatchDeltic Corp	38,875	1,564,330
SBA Communications Corp Class A	25,877	5,027,125
		31,655,399
TOTAL REAL ESTATE		58,557,049

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	59,536	4,135,966
American Electric Power Co Inc	127,849	15,823,871
Constellation Energy Corp	75,847	27,635,613
Evergy Inc (b)	38,118	2,959,863
Exelon Corp	237,579	11,194,722
MGE Energy Inc (b)	11,136	922,283
Otter Tail Corp (b)	12,494	1,027,007
Xcel Energy Inc	135,943	11,162,280
		74,861,605
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)(c)	95,580	155,795
Talen Energy Corp (c)	10,712	4,223,421
		4,379,216
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	23,933	1,653,531
Water Utilities - 0.0%
H2O America (b)	23,413	1,087,066
Middlesex Water Co (b)	19,305	990,539
		2,077,605
TOTAL UTILITIES		82,971,957

TOTAL UNITED STATES		8,978,543,108
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	55,595	747,197
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	591,029	1,914,934
TOTAL COMMON STOCKS (Cost $3,858,353,510)		9,303,634,750

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $1,317,815)	3.82	1,328,000	1,318,048

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	21,145,354	21,149,583
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	253,727,825	253,753,198
TOTAL MONEY MARKET FUNDS (Cost $274,900,578)			274,902,781

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $4,134,571,903)	9,579,855,579
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(249,633,861)
NET ASSETS - 100.0%	9,330,221,718

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	52	12/19/2025	26,501,280	1,009,687	1,009,687

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,318,048.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,654,418	175,250,085	174,754,903	884,177	(18)	1	21,149,583	21,145,354	0.0%
Fidelity Securities Lending Cash Central Fund	187,284,436	1,232,830,265	1,166,342,209	10,113,101	(19,294)	-	253,753,198	253,727,825	0.9%
Total	207,938,854	1,408,080,350	1,341,097,112	10,997,278	(19,312)	1	274,902,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,525,718,887	1,524,380,174	-	1,338,713
Consumer Discretionary	1,259,263,360	1,259,263,360	-	-
Consumer Staples	261,360,026	261,360,026	-	-
Energy	45,758,402	45,758,402	-	-
Financials	336,849,724	336,849,724	-	-
Health Care	553,414,815	553,389,118	-	25,697
Industrials	325,940,764	325,940,764	-	-
Information Technology	4,778,543,832	4,778,543,832	-	-
Materials	70,137,150	70,137,150	-	-
Real Estate	61,580,109	61,580,109	-	-
Utilities	85,067,681	85,067,681	-	-

U.S. Treasury Obligations	1,318,048	-	1,318,048	-

Money Market Funds	274,902,781	274,902,781	-	-
Total Investments in Securities:	9,579,855,579	9,577,173,121	1,318,048	1,364,410
Derivative Instruments:

Assets
Futures Contracts	1,009,687	1,009,687	-	-
Total Assets	1,009,687	1,009,687	-	-
Total Derivative Instruments:	1,009,687	1,009,687	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,009,687	-
Total Equity Risk	1,009,687	-
Total Value of Derivatives	1,009,687	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $280,534,763) - See accompanying schedule:
Unaffiliated issuers (cost $3,859,671,325)	$9,304,952,798
Fidelity Central Funds (cost $274,900,578)	274,902,781

Total Investment in Securities (cost $4,134,571,903)		$9,579,855,579
Segregated cash with brokers for derivative instruments		371,573
Foreign currency held at value (cost $154,663)		159,479
Dividends receivable		4,409,088
Distributions receivable from Fidelity Central Funds		657,898
Receivable for daily variation margin on futures contracts		184,066
Other receivables		455,246
Total assets		9,586,092,929
Liabilities
Payable to custodian bank	$500,135
Accrued management fee	1,600,821
Collateral on securities loaned	253,770,255
Total liabilities		255,871,211
Net Assets		$9,330,221,718
Net Assets consist of:
Paid in capital		$4,148,051,540
Total accumulated earnings (loss)		5,182,170,178
Net Assets		$9,330,221,718
Net Asset Value, offering price and redemption price per share ($9,330,221,718 ÷ 101,450,000 shares)		$91.97
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$52,335,521
Interest		70,685
Income from Fidelity Central Funds (including $10,113,101 from security lending)		10,997,278
Total income		63,403,484
Expenses
Management fee	$16,708,466
Independent trustees' fees and expenses	30,283
Total expenses before reductions	16,738,749
Expense reductions	(3,193)
Total expenses after reductions		16,735,556
Net Investment income (loss)		46,667,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(71,125,362)
Redemptions in-kind	137,606,707
Fidelity Central Funds	(19,312)
Foreign currency transactions	(5,834)
Futures contracts	7,062,133
Total net realized gain (loss)		73,518,332
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,569,494,173
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	19,105
Futures contracts	(3,348)
Total change in net unrealized appreciation (depreciation)		1,569,509,931
Net gain (loss)		1,643,028,263
Net increase (decrease) in net assets resulting from operations		$1,689,696,191
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,667,928	$42,628,951
Net realized gain (loss)	73,518,332	36,508,359
Change in net unrealized appreciation (depreciation)	1,569,509,931	1,828,437,966
Net increase (decrease) in net assets resulting from operations	1,689,696,191	1,907,575,276
Distributions to shareholders	(51,225,950)	(43,405,750)

Share transactions
Proceeds from sales of shares	496,860,596	401,351,722
Cost of shares redeemed	(179,797,263)	(104,845,911)

Net increase (decrease) in net assets resulting from share transactions	317,063,333	296,505,811
Total increase (decrease) in net assets	1,955,533,574	2,160,675,337

Net Assets
Beginning of period	7,374,688,144	5,214,012,807
End of period	$9,330,221,718	$7,374,688,144

Other Information
Shares
Sold	6,500,000	6,050,000
Redeemed	(2,400,000)	(1,600,000)
Net increase (decrease)	4,100,000	4,450,000

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

Years ended November 30,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$75.75	$56.13	$45.09	$60.49	$47.46
Income from Investment Operations
Net investment income (loss) B,C	.47	.45	.40	.40	.34
Net realized and unrealized gain (loss)	16.26	19.63	11.07	(15.43)	13.01
Total from investment operations	16.73	20.08	11.47	(15.03)	13.35
Distributions from net investment income	(.51)	(.46)	(.43)	(.37)	(.32)
Total distributions	(.51)	(.46)	(.43)	(.37)	(.32)
Net asset value, end of period	$91.97	$75.75	$56.13	$45.09	$60.49
Total Return D,E	22.20%	35.93%	25.60%	(24.90)%	28.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions, if any	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.59%	.67%	.81%	.81%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$9,330,222	$7,374,688	$5,214,013	$3,999,432	$4,784,708
Portfolio turnover rate H,I	5%	5%	4%	8%	11%

APer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,628,753,948
Gross unrealized depreciation	(197,151,895)
Net unrealized appreciation (depreciation)	$5,431,602,053
Tax Cost	$4,148,253,526

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$10,428,973
Capital loss carryforward	$(259,828,986)
Net unrealized appreciation (depreciation) on securities and other investments	$5,431,570,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(106,503,795)
Long-term	(153,325,191)
Total capital loss carryforward	$(259,828,986)

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$51,225,950	$ 43,405,750

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	437,796,210	406,655,489

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Nasdaq Composite Index ETF	491,024,970	177,679,613
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index ETF	13,444,124	33,782,199	(2,250,911)
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index ETF	1,059,803	111,271	2,595,637

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index ETF	32,148,782
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,193.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index ETF (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 49%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 62.95%, 100%, 100%, and 100% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 4.34% of the dividend distributed in December, during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.795540.122
ETF-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026